Retirement benefits - Summary of Principal Financial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United Kingdom
Disclosure of defined benefit plan actuarial assumptions [line items]
Pension increases	3.00%	3.20%	3.10%
Inflation rate	3.00%	3.20%	3.10%
Discount rate:	5.60%	5.60%	4.80%
United States
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate:	5.00%	5.30%	4.70%
Ultimate rate that the cost rate trends to	4.50%	4.50%	4.50%
United States | Pre-65 (ultimate rate reached in 2036)
Disclosure of defined benefit plan actuarial assumptions [line items]
US healthcare cost trend rate assumed for the next year:	8.20%	8.60%	7.80%
United States | Post-65 (ultimate rate reached in 2036)
Disclosure of defined benefit plan actuarial assumptions [line items]
US healthcare cost trend rate assumed for the next year:	9.50%	9.70%	8.60%
US post-retirement plan
Disclosure of defined benefit plan actuarial assumptions [line items]
Discount rate:	5.00%	5.30%	4.70%